Equity (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	May 17, 2011
Equity-Based Incentive Compensation
Amount of withholding taxes paid on behalf of recipient	$ 9,901	$ 3,750	$ 1,468
Rollforward of the liability related to equity-based compensation
Balance at the beginning of the period	10,012	5,043				5,043
Expense recorded	21,659	17,804	10,138
Value of units vested and issued	(18,763)	(9,085)	(3,627)
Taxes paid on behalf of participants	(9,901)	(3,750)	(1,468)
Balance at the end of the period	3,007	10,012	5,043	3,007
Maximum number of shares that may be issued as a percentage of outstanding common units	10.00%	10.00%
Incremental amount that the maximum units deliverable may automatically increase under the plan, expressed as a percentage of issued and outstanding common units	10.00%	10.00%
Common Units
Equity-Based Incentive Compensation
Closing price (in dollars per share)							$ 21.00
Estimated
Equity-Based Incentive Compensation
Estimate of forfeiture of unvested awards	80,000
Restricted units
Equity-Based Incentive Compensation
Distributions on restricted units during the vesting period	0	0
Unvested restricted units at the beginning of the period (in shares)	1,311,100	1,444,900				1,444,900
Units granted (in shares)	333,903	494,000	1,684,400
Units vested and issued (in shares)	(438,009)	(296,269)	(156,802)
Units withheld for employee taxes (in shares)	(231,194)	(122,531)	(61,698)
Units forfeited (in shares)	(117,000)	(209,000)	(21,000)
Unvested restricted units at the end of the period (in shares)	858,800	1,311,100	1,444,900	858,800
Number of awards vested	858,800	1,311,100
Estimate of forfeiture of unvested awards		95,000
Closing price (in dollars per share)	$ 39.37	$ 37.53		$ 39.37
Estimated stock-based compensation expense
2015 (six months)	6,343
2016	11,516	11,279
2017	7,262	7,429
2018	2,237	2,310
2019	249	229
Total	27,607	35,640
Rollforward of the liability related to equity-based compensation
Expense recorded	$ 21,700			$ 13,800	$ 3,200	$ 10,300
Weighted-average grant date fair value of the awards (in dollars per unit)	$ 35.16	$ 33.78		$ 35.16
Number of units available for issuance under the Long-Term Incentive Plan	7,100,000	6,200,000		7,100,000
Restricted units | July 1, 2015
Equity-Based Incentive Compensation
Number of awards vested	334,800	341,300
Restricted units | July 1, 2016
Equity-Based Incentive Compensation
Number of awards vested	314,000	322,500
Restricted units | July 1, 2017
Equity-Based Incentive Compensation
Number of awards vested	178,500	192,500
Restricted units | July 1, 2018
Equity-Based Incentive Compensation
Number of awards vested	31,500	30,500